PROPERTY, PLANT AND EQUIPMENT (PP&E)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
Thousands

of U.S.

dollars
Balance at
December

31,
2019
Reclassification

to
right-of

-use assets
Additions Disposals Transfers
Reclassifications
between

Intangible

and
PP&E
Translation
differences
Hyperinflation
Adjustments
Balance at
December

31,
2020
Cost

Buildings

11,412 - - (3) 3,606 - 811 (2) 15,824

Plant

and machinery

7,471 - 55 - (2,938) - (90) 21 4,519

Furniture,

tools

and other tangible
assets 301,218 1,331 4,179 (12,837) 48,963 800 (33,400) 5,194 315,448

PP&E

under construction

14,879 - 28,682 (1,113) (13,162) (13,372) (1,844) - 14,070
Total

cost
334,980 1,331 32,916 (13,953) 36,469 (12,572) (34,523) 5,213 349,861
Accumulated

depreciation

Buildings

(4,005) - (217) 149 (149) - (384) 20 (4,586)

Plant

and machinery

(6,840) - (530) 3 (1,051) - 162 (9) (8,265)

Furniture,

tools

and other tangible
assets (207,242) (3,401) (25,935) 12,424 (35,269) - 18,098 (4,797) (246,122)
Total

accumulated

depreciation
(218,087) (3,401) (26,682) 12,576 (36,469) - 17,876 (4,786) (258,973)
Property,

plant

and equipment
116,893 (2,070) 6,234 (1,377) - (12,572) (16,647) 427 90,888
Thousands

of U.S.

dollars
Balance at
December

31,
2020
Reclassification

to
right-of

-use assets
Additions Disposals Transfers
Translation
differences
Hyperinflation
Adjustments
Balance at
December

31,
2021
Cost

Buildings

15,824 - 147 - (5,803) (1,321) - 8,847

Plant

and machinery

4,519 - 40 (234) (954) (88) 32 3,315

Furniture,

tools

and other tangible
assets 315,448 - 12,161 (5,056) 14,122 (10,559) 8,182 334,298

PP&E

under construction

14,070 - 8,783 - (7,365) (7,855) - 7,633
Total

cost
349,861 - 21,131 (5,290) - (19,823) 8,214 354,093
Accumulated

depreciation

Buildings

(4,586) - (198) - - 275 - (4,509)

Plant

and machinery

(8,265) - (331) 234 - 5,215 (18) (3,165)

Furniture,

tools

and other tangible
assets (246,122) - (23,122) 5,056 - 6,857 (7,693) (265,024)
Total

accumulated

depreciation
(258,973) - (23,651) 5,290 - 12,347 (7,711) (272,698)
Property,

plant

and equipment
90,888 - (2,520) - - (7,476) 503 81,395
9) PROPERTY,

PLANT

AND EQUIPMENT

(PP&E)
Details of

property, plant

and equipment

at December

31, 2020 and 2021

are as follow:
The main capital

expenditures for

the year ended December

31, 2021 include costs

associated

with

the acquisition

of Microsoft
Licenses related

to Office

Resources and Server

and Cloud Enrollment”.
For

December

31,

2021

based

on

Company´s

evaluation

there

are

no

internal

or

external

factor

that

could

indicate

an

impairment

of

Intangible

assets

property,

plant

and

equipment

and

no

impairment

was

recognized

on

items

of

property,

plant

and
equipment

in 2020 and

2021